TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

15. TRADE AND OTHER PAYABLES

This account consists of the following:

	2017	2018
Trade payables	15,574	14,766
Other payables	217	448
Total trade and other payables	15,791	15,214

The breakdown of trade payables is as follows:

	2017	2018
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	1,561	1,471
Purchases of equipments, materials and services	577	829
Payables to other telecommunication providers	322	189
Sub-total	2,460	2,489
Third parties
Purchases of equipments, materials and services	11,659	10,849
Payables to other telecommunication providers	1,455	1,428
Sub-total	13,114	12,277
Total	15,574	14,766

Trade payables by currency are as follows:

	2017	2018
Rupiah	13,344	11,726
U.S. dollar	2,167	2,978
Others	63	62
Total	15,574	14,766

Refer to Note 33 for details of related party transactions.